Eaton Vance

Missouri Municipal Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 92.2%

Security	Principal Amount (000’s omitted)	Value
Education — 6.2%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,258,830
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,106,570
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.01%, 3/1/40(1)	500	500,000
University of Missouri:
5.00%, 11/1/25	1,000	1,157,890
5.00%, 11/1/30	1,000	1,352,550

		$5,375,840

Electric Utilities — 2.6%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,111,770
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,173,060

		$2,284,830

Escrowed/Prerefunded — 1.2%
Metropolitan St. Louis Sewer District, MO, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,045,030

		$1,045,030

General Obligations — 30.2%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$932,160
Center School District No. 58, MO, 4.00%, 3/1/38	1,000	1,163,700
Excelsior Springs School District No. 40, MO, 5.00%, 3/1/39	820	1,053,684
Fenton Fire Protection District, MO:
4.00%, 3/1/37	400	452,440
4.00%, 3/1/38	500	564,560
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,218,890
Francis Howell R-III School District, MO:
4.00%, 3/1/30	1,500	1,794,720
4.00%, 3/1/31	750	891,255
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	1,066,905
Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,237,240
Hickman Mills C-1 School District, MO, 4.00%, 3/1/29	310	371,653
Independence School District, MO:
5.50%, 3/1/33	450	565,609
5.50%, 3/1/34	1,000	1,258,130
Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/37	1,500	1,804,560
Jefferson City School District, MO:
5.00%, 3/1/36	1,000	1,192,500
5.00%, 3/1/38	500	606,550
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,240,340

Security	Principal Amount (000’s omitted)	Value
Kansas City, MO:
3.125%, 2/1/39	$1,000	$1,085,010
4.00%, 2/1/27	500	592,320
5.00%, 2/1/32	450	564,862
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,121,640
Maplewood Richmond Heights School District, MO:
3.00%, 3/1/34	250	271,097
3.00%, 3/1/35	250	270,573
4.00%, 3/1/31	100	115,887
Raytown C-2 School District, MO, 5.00%, 3/1/39	1,000	1,272,700
Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,082,940
University City School District, MO:
0.00%, 2/15/32	1,000	828,220
0.00%, 2/15/33	1,000	807,930
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	722,979

		$26,151,054

Hospital — 15.2%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center):
5.00%, 6/1/37	$1,000	$1,047,480
5.00%, 6/1/39	1,000	1,175,390
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.15%, 1/1/32	1,000	1,081,270
5.00%, 1/1/30	1,000	1,107,670
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,104,210
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,461,125
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,027,470
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 6/1/53	1,500	1,739,730
5.00%, 11/15/47	1,000	1,210,100
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System):
4.00%, 11/15/33	1,480	1,674,738
4.00%, 11/15/42	500	557,060

		$13,186,243

Housing — 4.3%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$925	$958,827
3.00%, 11/1/39	900	954,216
3.00%, 11/1/44	965	1,008,464
3.75%, 11/1/43	705	763,804

		$3,685,311

Industrial Development Revenue — 2.3%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,970,938

		$1,970,938

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.3%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$96,425
(AGM), 4.00%, 10/1/38	70	79,224
(AGM), 4.00%, 10/1/39	55	62,114

		$237,763

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$1,025,677
(NPFG), 5.25%, 7/1/34	215	232,164

		$1,257,841

Insured-General Obligations — 0.6%
Riverview Fire Protection District, MO, (BAM), 3.00%, 3/1/36	$515	$559,352

		$559,352

Insured-Lease Revenue/Certificates of Participation — 5.8%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$2,076,972
(AMBAC), 0.00%, 4/15/30	2,105	1,828,045
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	568,215
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	300	353,274
(BAM), 4.00%, 3/15/35	200	235,056

		$5,061,562

Insured-Special Tax Revenue — 3.5%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,061,712

		$3,061,712

Insured-Transportation — 2.1%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$395	$428,705
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,364,210

		$1,792,915

Lease Revenue/Certificates of Participation — 2.7%
St. Charles, MO, Certificates of Participation, 4.00%, 2/1/34	$1,000	$1,207,580
Washington, MO, Certificates of Participation, 5.00%, 3/1/28	940	1,177,021

		$2,384,601

Other Revenue — 1.4%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.02%, 12/1/37(1)	$1,200	$1,200,000

		$1,200,000

Senior Living/Life Care — 4.3%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
4.00%, 8/1/31	$305	$370,218
5.00%, 8/1/40	500	552,720
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/31	200	230,924
5.00%, 2/1/35	1,000	1,145,400

Security	Principal Amount (000’s omitted)	Value
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	$500	$574,980
5.00%, 9/1/38	250	282,975
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	539,155

		$3,696,372

Special Tax Revenue — 0.0%(2)
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	$25	$24,554

		$24,554

Transportation — 2.7%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 4.00%, 3/1/45	$2,000	$2,301,640

		$2,301,640

Water and Sewer — 5.4%
Indiana Finance Authority, (CWA Authority), Green Bonds:
4.00%, 10/1/36	$345	$423,670
5.00%, 10/1/33	70	93,001
Kansas City, MO, Water Revenue:
4.00%, 12/1/40	500	614,805
4.00%, 12/1/41	550	674,350
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/27	1,000	1,043,950
5.00%, 5/1/36	250	307,130
5.00%, 5/1/46	700	902,076
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/35	475	582,469

		$4,641,451

Total Tax-Exempt Municipal Obligations — 92.2% (identified cost $73,361,053)		$79,919,009

Other Assets, Less Liabilities — 7.8%		$6,731,932

Net Assets — 100.0%		$86,650,941

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 15.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2021.

(2)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$79,919,009	$—	$79,919,009
Total Investments	$—	$79,919,009	$—	$79,919,009

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.